CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating activities
Net income (loss) for the period	$ 106,326	$ (81,614)	$ 228,146	$ 32,475
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	68,318	67,104	199,181	188,268
Deferred income and mining taxes	21,398	(73,348)	46,787	(47,434)
Loss on Goldex mine		298,183		298,183
(Gain) loss on available-for-sale securities and derivative financial instruments	(2,424)	6,865	20,820	(97)
Stock-based compensation	10,630	10,183	37,698	41,674
Foreign currency translation loss (gain)	16,265	(21,420)	20,773	(4,642)
Other	6,836	7,572	9,514	17,464
Adjustment for settlement of environmental remediation	(3,476)		(15,767)
Changes in non-cash working capital balances:
Trade receivables	(1,152)	(13,958)	(1,145)	34,170
Income taxes (payable) recoverable	(891)	6,971	42,991	(5,536)
Inventories	(53,210)	(12,631)	(50,956)	(66,893)
Other current assets	1,898	(23,567)	11,753	(28,626)
Accounts payable and accrued liabilities	17,265	17,183	28,622	66,039
Interest payable	11,681	10,047	11,626	10,112
Cash provided by operating activities	199,464	197,570	590,043	535,157
Investing activities
Additions to property, plant and mine development	(113,344)	(164,003)	(293,707)	(375,254)
Acquisition of Grayd Resource Corporation (note 13)			(9,322)
(Increase) decrease in short-term investments	(6,480)	(481)	(2,918)	3,624
Net proceeds on available-for-sale securities and other			30,732	9,330
Purchase of available-for-sale securities	(710)	(83,533)	(2,713)	(90,818)
(Increase) decrease in restricted cash	(1,303)	245	(1,436)	(784)
Cash used in investing activities	(121,837)	(247,772)	(279,364)	(453,902)
Financing activities
Dividends paid	(27,992)	(23,571)	(88,790)	(72,704)
Repayment of capital lease obligations	(2,933)	(2,564)	(8,789)	(9,803)
Proceeds from long-term debt		125,000	255,000	205,000
Repayment of long-term debt	(230,000)	(75,000)	(575,000)	(205,000)
Notes issuance	200,000		200,000
Long-term debt financing costs	(2,806)	(2,494)	(3,133)	(2,494)
Repurchase of common shares for restricted share unit plan			(12,031)	(3,723)
Common shares issued	8,325	7,735	16,001	23,085
Cash (used in) provided by financing activities	(55,406)	29,106	(216,742)	(65,639)
Effect of exchange rate changes on cash and cash equivalents	1,751	(1,429)	1,058	(751)
Net increase (decrease) in cash and cash equivalents during the period	23,972	(22,525)	94,995	14,865
Cash and cash equivalents, beginning of period	250,470	132,950	179,447	95,560
Cash and cash equivalents, end of period	274,442	110,425	274,442	110,425
Supplemental cash flow information
Interest paid	2,344	5,439	30,324	31,743
Income and mining taxes paid	$ 21,398	$ 39,720	$ 26,989	$ 89,476